UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS

OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-03752

AMG FUNDS III

(Exact name of registrant as specified in charter)

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Address of principal executive offices) (Zip code)

AMG Funds LLC

600 Steamboat Road, Suite 300, Greenwich, Connecticut 06830

(Name and address of agent for service)

Registrant’s telephone number, including area code: (203) 299-3500

Date of fiscal year end: May 31st

Date of reporting period: August 31, 2017        (1st Quarter End Portfolio Holdings)

Item 1.	SCHEDULE OF INVESTMENTS.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2017

	Shares	Value
Common Stocks - 99.3%
Consumer Discretionary - 16.2%
AMC Networks, Inc., Class A *	24,400	$1,483,032
BorgWarner, Inc.	36,020	1,671,688
Burlington Stores, Inc. *	9,940	866,072
Coach, Inc.	25,510	1,063,767
Darden Restaurants, Inc.	18,660	1,531,799
Lear Corp.	11,680	1,746,627
Lennar Corp., Class A	30,100	1,557,976
Michael Kors Holdings, Ltd. *	7,300	308,206
Omnicom Group, Inc.	7,460	539,955
Scripps Networks Interactive, Inc., Class A	30,500	2,612,325
Thor Industries, Inc.	16,510	1,793,647
Tupperware Brands Corp.	13,370	773,722
Ulta Beauty, Inc. *	7,920	1,750,399
Visteon Corp. *	6,150	709,956
Wyndham Worldwide Corp.	15,700	1,564,976
Total Consumer Discretionary		19,974,147
Consumer Staples - 5.5%
Church & Dwight Co., Inc.	29,040	1,456,937
Energizer Holdings, Inc.	12,620	557,173
Herbalife, Ltd. *,1	17,350	1,197,323
Nu Skin Enterprises, Inc., Class A	17,320	1,053,575
Pilgrim’s Pride Corp. *	32,980	971,261
Spectrum Brands Holdings, Inc. [1]	4,980	547,601
Sysco Corp.	18,119	954,328
Total Consumer Staples		6,738,198
Financials - 12.6%
Ameriprise Financial, Inc.	9,700	1,343,547
Aon PLC	15,234	2,119,963
CBOE Holdings, Inc.	7,730	779,880
Citizens Financial Group, Inc.	35,580	1,178,765
Credit Acceptance Corp. *,1	3,870	1,053,801
Eaton Vance Corp.	25,910	1,232,798
Lazard, Ltd., Class A	20,170	865,091
Lincoln National Corp.	17,960	1,218,766
MSCI, Inc.	13,588	1,557,321
SVB Financial Group *	9,760	1,652,758
TD Ameritrade Holding Corp.	29,030	1,257,580
Western Alliance Bancorp *	25,820	1,245,299
Total Financials		15,505,569
Health Care - 16.3%
Agilent Technologies, Inc.	27,940	1,808,277

	Shares	Value
Bruker Corp.	42,110	$1,224,980
Centene Corp. *	14,770	1,312,314
Charles River Laboratories International, Inc. *	17,500	1,904,000
HCA Healthcare, Inc. *	17,250	1,356,885
Ionis Pharmaceuticals, Inc. *,1	32,140	1,723,347
Premier, Inc., Class A *	31,400	1,051,900
Quintiles IMS Holdings, Inc. *	19,550	1,877,386
Varex Imaging Corp. *	54,580	1,666,327
Veeva Systems, Inc., Class A *	38,550	2,293,725
WellCare Health Plans, Inc. *	9,770	1,706,624
Zoetis, Inc.	34,600	2,169,420
Total Health Care		20,095,185
Industrials - 19.4%
A.O. Smith Corp.	25,190	1,402,831
Allison Transmission Holdings, Inc.	33,000	1,146,090
BWX Technologies, Inc.	26,150	1,430,928
Copa Holdings, S.A., Class A	9,780	1,213,404
Copart, Inc. *	29,730	971,874
Cummins, Inc.	7,410	1,181,006
Donaldson Co., Inc.	30,300	1,431,675
Equifax, Inc.	13,500	1,923,345
Graco, Inc.	8,090	934,476
Huntington Ingalls Industries, Inc.	6,104	1,306,012
Landstar System, Inc.	17,010	1,587,883
Masco Corp.	36,540	1,343,576
MasTec, Inc. *	42,210	1,722,168
Nordson Corp.	10,290	1,124,697
Rockwell Automation, Inc.	13,680	2,244,341
Spirit AeroSystems Holdings, Inc., Class A	23,790	1,772,355
United Rentals, Inc. *	9,130	1,077,888
Total Industrials		23,814,549
Information Technology - 21.7%
Broadridge Financial Solutions, Inc.	13,970	1,091,476
Cadence Design Systems, Inc. *	62,310	2,448,160
Citrix Systems, Inc. *	12,580	983,882
CSRA, Inc.	45,460	1,432,445
First Data Corp., Class A *	149,920	2,760,027
Fortinet, Inc. *	34,610	1,322,102
GoDaddy, Inc., Class A *,1	29,560	1,324,879
Intuit, Inc.	10,640	1,505,028
Lam Research Corp.	12,200	2,024,956
Microchip Technology, Inc. [1]	22,620	1,963,416
Paychex, Inc.	8,545	487,321

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 21.7% (continued)
Red Hat, Inc. *	21,743	$2,337,372
Synopsys, Inc. *	20,540	1,651,827
VeriSign, Inc. *,1	16,670	1,729,513
Western Digital Corp.	17,500	1,544,725
Xilinx, Inc.	30,596	2,021,172
Total Information Technology		26,628,301
Materials - 6.6%
Celanese Corp., Series A	19,980	1,938,460
FMC Corp.	21,800	1,879,596
Huntsman Corp.	47,660	1,266,326
Packaging Corp. of America	11,080	1,245,503
Steel Dynamics, Inc.	53,210	1,833,084
Total Materials		8,162,969
Real Estate - 1.0%
CBRE Group, Inc., Class A *	33,910	1,223,473
Total Common Stocks (Cost $104,012,173)		122,142,391

	Principal
	Amount
Short-Term Investments - 5.8%
Repurchase Agreements - 4.9%[2]
Cantor Fitzgerald Securities, Inc., dated 08/31/17, due 09/01/17, 1.130% total to be received $1,439,453 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 09/25/17 - 05/20/67, totaling $1,468,196)	$1,439,408	1,439,408
Daiwa Capital Markets America, dated 08/31/17, due 09/01/17, 1.100% total to be received $1,439,452 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 09/07/17 - 12/01/51, totaling $1,468,196)	1,439,408	1,439,408

	Principal
	Amount	Value
JPMorgan Securities, dated 08/31/17, due 09/01/17, 1.060% total to be received $302,864 (collateralized by various U.S. Government Agency Obligations, 1.125% - 1.625%, 04/30/20 - 05/15/26, totaling $308,913)	$302,855	$302,855
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 08/31/17, due 09/01/17, 1.080% total to be received $1,439,451 (collateralized by various U.S. Government Agency Obligations, 2.000% -5.000%, 08/20/41 - 08/20/47, totaling $1,468,196)	1,439,408	1,439,408
RBC Capital Markets LLC dated 08/31/17, due 09/01/17, 1.050% total to be received $1,439,450 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 01/15/18 - 09/09/49, totaling $1,468,196)	1,439,408	1,439,408
Total Repurchase Agreements		6,060,487

	Shares
Other Investment Companies - 0.9%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.93% [3]	1,104,534	1,104,534
Total Short-Term Investments (Cost $7,165,021)		7,165,021
Total Investments - 105.1% (Cost $111,177,194)		129,307,412
Other Assets, less Liabilities - (5.1)%		(6,221,034)
Net Assets - 100.0%		$123,086,378

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $6,035,308 or 4.9% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.
[3]	Yield shown represents the August 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$122,142,391	—	—	$122,142,391
Short-Term Investments
Repurchase Agreements	—	$6,060,487	—	6,060,487
Other Investment Companies	1,104,534	—	—	1,104,534

Total Investments in Securities	$123,246,925	$6,060,487	—	$129,307,412

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of August 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (unaudited)

August 31, 2017

	Shares	Value
Common Stocks - 97.6%
Consumer Discretionary - 9.2%
Bassett Furniture Industries, Inc.	20,017	$717,610
Carriage Services, Inc.	27,367	670,218
Cavco Industries, Inc. *	9,608	1,292,756
Denny’s Corp. *	86,863	1,038,882
Motorcar Parts of America, Inc. *	25,734	676,032
Ruth’s Hospitality Group, Inc.	33,719	659,206
Winnebago Industries, Inc. [1]	28,032	1,013,357
ZAGG, Inc. *	97,687	1,230,856
Total Consumer Discretionary		7,298,917
Consumer Staples - 4.7%
Calavo Growers, Inc. [1]	12,535	841,725
The Chefs’ Warehouse, Inc. *,1	45,164	779,079
Landec Corp. *	30,020	390,260
Medifast, Inc.	17,101	968,259
New Age Beverages Corp. *,1	176,091	744,865
Total Consumer Staples		3,724,188
Energy - 0.8%
Abraxas Petroleum Corp. *	383,390	651,763
Financials - 8.9%
Bryn Mawr Bank Corp.	20,805	851,965
Crawford & Co., Class B [1]	54,603	541,662
Enova International, Inc. *	46,252	550,399
First Foundation, Inc. *	58,361	989,219
Kingstone Cos, Inc.	65,092	979,635
Kinsale Capital Group, Inc.	23,763	899,429
Meta Financial Group, Inc.	5,977	420,183
Preferred Bank	15,955	858,379
Pzena Investment Management, Inc., Class A	28,921	286,318
Silvercrest Asset Management Group, Inc., Class A	61,626	754,918
Total Financials		7,132,107
Health Care - 29.1%
Aclaris Therapeutics, Inc. *	16,252	421,414
Addus HomeCare Corp. *	21,426	729,555
Amphastar Pharmaceuticals, Inc. *,1	13,976	223,756
ANI Pharmaceuticals, Inc. *	20,476	982,848
Aratana Therapeutics, Inc. *,1	105,810	604,175
BioSpecifics Technologies Corp. *	17,936	845,682
BioTelemetry, Inc. *	36,849	1,368,940
Civitas Solutions, Inc. *	42,842	818,282
Corcept Therapeutics, Inc. *,1	92,392	1,540,175
Cross Country Healthcare, Inc. *	62,144	769,343

	Shares	Value
Cutera, Inc. *	20,645	$766,962
Flexion Therapeutics, Inc. *,1	32,710	840,647
Heska Corp. *	9,013	916,802
Landauer, Inc.	14,203	881,296
LHC Group, Inc. *	16,268	1,061,487
NeoGenomics, Inc. *	96,197	972,552
OraSure Technologies, Inc. *	65,492	1,336,692
Paratek Pharmaceuticals, Inc. *,1	14,923	420,829
Progenics Pharmaceuticals, Inc. *,1	147,289	991,255
RadNet, Inc. *	115,689	1,185,812
Recro Pharma, Inc. *,1	102,642	772,894
Sharps Compliance Corp. *,1	107,347	531,368
Simulations Plus, Inc. [1]	70,586	1,023,497
Tabula Rasa HealthCare, Inc. *,1	36,739	835,078
Tactile Systems Technology, Inc. *,1	28,134	925,046
U.S. Physical Therapy, Inc.	12,529	750,487
Vanda Pharmaceuticals, Inc. *	38,512	662,406
Total Health Care		23,179,280
Industrials - 19.5%
Blue Bird Corp. *	43,594	793,411
Commercial Vehicle Group, Inc. *	101,128	600,700
CRA International, Inc.	20,847	782,388
Douglas Dynamics, Inc.	23,221	810,413
GP Strategies Corp. *	40,021	1,144,600
Heritage-Crystal Clean, Inc. *	62,006	1,209,117
Hudson Technologies, Inc. *	48,782	434,160
Kadant, Inc.	10,129	879,704
Lawson Products, Inc. *	41,232	983,383
NV5 Global, Inc. *,1	23,133	1,116,167
Patrick Industries, Inc. *	15,060	1,114,440
PGT Innovations, Inc. *	61,429	810,863
Radiant Logistics, Inc. *	94,036	474,882
Sterling Construction Co., Inc. *	72,582	855,016
Sun Hydraulics Corp.	18,737	897,690
Vectrus, Inc. *	26,992	771,431
Vicor Corp. *	45,871	892,191
Willdan Group, Inc. *,1	32,067	994,398
Total Industrials		15,564,954
Information Technology - 20.0%
Amber Road, Inc. *	69,355	559,001
American Software, Inc. , Class A	58,530	644,415
Blucora, Inc. *	42,977	979,876
CalAmp Corp. *	57,147	1,059,505

AMG Managers Cadence Mid Cap Fund

Schedule of Portfolio Investments (continued)

	Shares	Value
Information Technology - 20.0% (continued)
Carbonite, Inc. *	44,495	$889,900
CEVA, Inc. *	20,442	828,923
Exa Corp. *	56,934	817,003
Extreme Networks, Inc. *	95,352	1,089,873
Form Factor, Inc. *	48,256	728,666
GTT Communications, Inc. *,1	31,664	1,005,332
The Hackett Group, Inc.	19,376	264,676
Ichor Holdings, Ltd. *	31,803	727,653
Mitek Systems, Inc. *	95,553	969,863
Napco Security Technologies, Inc. *,1	96,058	754,055
NVE Corp.	10,596	803,601
Planet Payment, Inc. *	138,821	549,731
PRGX Global, Inc. *	151,053	1,019,608
Silicom, Ltd. [1]	26,088	1,427,013
Zix Corp. *	163,377	867,532
Total Information Technology		15,986,226
Materials - 0.9%
KMG Chemicals, Inc.	14,980	719,339
Real Estate - 2.4%
The RMR Group, Inc., Class A	18,777	969,832
UMH Properties, Inc., REIT	57,673	912,387
Total Real Estate		1,882,219
Telecommunication Services - 2.1%
Cogent Communications Holdings, Inc. [1]	17,549	817,783
Vonage Holdings Corp. *	105,203	873,185
Total Telecommunication Services		1,690,968
Total Common Stocks (Cost $65,187,727)		77,829,961

	Principal Amount
Short-Term Investments - 14.3%
Repurchase Agreements - 10.3%[2]
Cantor Fitzgerald Securities, Inc., dated 08/31/17, due 09/01/17, 1.130% total to be received $1,946,249 (collateralized by various U.S. Government Agency Obligations, 0.000% - 10.000%, 09/25/17 - 05/20/67, totaling $1,985,112)	$1,946,188	1,946,188

*	Non-income producing security.
[1]	Some or all of these securities, amounting to $8,157,438 or 10.2% of net assets, were out on loan to various brokers.
[2]	Collateral received from brokers for securities lending was invested in these joint repurchase agreements.

	Principal Amount	Value
Daiwa Capital Markets America, dated 08/31/17, due 09/01/17, 1.100% total to be received $1,946,247 (collateralized by various U.S. Government Agency Obligations, 0.000% - 9.000%, 09/07/17 - 12/01/51, totaling $1,985,112)	$1,946,188	$1,946,188
JPMorgan Securities LLC, dated 08/31/17, due 09/01/17, 1.060% total to be received $409,492 (collateralized by various U.S. Government Agency Obligations, 1.125% - 1.625%, 04/30/20 - 05/15/26, totaling $417,671)	409,480	409,480
Merrill Lynch, Pierce, Fenner & Smith, Inc., dated 08/31/17, due 09/01/17, 1.080% total to be received $1,946,246 (collateralized by various U.S. Government Agency Obligations, 2.000% -5.000%, 08/20/41 - 08/20/47, totaling $1,985,112)	1,946,188	1,946,188
RBC Dominion Securities, Inc., dated 08/31/17, due 09/01/17, 1.050% total to be received $1,946,245 (collateralized by various U.S. Government Agency Obligations, 0.125% - 7.000%, 01/15/18 - 09/09/49, totaling $1,985,112)	1,946,188	1,946,188
Total Repurchase Agreements		8,194,232

	Shares
Other Investment Companies - 4.0%
Dreyfus Government Cash Management Fund, Institutional Class Shares, 0.93% [3]	3,208,070	3,208,070
Total Short-Term Investments (Cost $11,402,302)		11,402,302
Total Investments - 111.9% (Cost $76,590,029)		89,232,263
Other Assets, less Liabilities - (11.9)%		(9,523,597)
Net Assets - 100.0%		$79,708,666

[3]	Yield shown represents the August 31, 2017, seven-day average yield, which refers to the sum of the previous seven days’ dividends paid, expressed as an annual percentage.
REIT	Real Estate Investment Trust

AMG Managers Cadence Emerging Companies Fund

Schedule of Portfolio Investments (continued)

The following table summarizes the inputs used to value the Fund’s investments by the fair value hierarchy levels as of August 31, 2017:

	Level 1	Level 2	Level 3	Total
Investments in Securities
Common Stocks†	$77,829,961	—	—	$77,829,961
Short-Term Investments
Repurchase Agreements	—	$8,194,232	—	8,194,232
Other Investment Companies	3,208,070	—	—	3,208,070

Total Investments in Securities	$81,038,031	$8,194,232	—	$89,232,263

†	All common stocks held in the Fund are Level 1 securities. For a detailed breakout of common stocks by major industry classification, please refer to the Fund’s Schedule of Portfolio Investments.

As of August 31, 2017, the Fund had no transfers between levels from the beginning of the reporting period.

Notes to Schedules of Portfolio of Investments (unaudited)

VALUATION OF INVESTMENTS

Equity securities traded on a national securities exchange or reported on the NASDAQ national market system (“NMS”) are valued at the last quoted sales price on the primary exchange or, if applicable, the NASDAQ official closing price or the official closing price of the relevant exchange or, lacking any sales, at the last quoted bid price or the mean between the last quoted bid and ask prices (the “exchange mean price”). Equity securities traded in the over-the-counter market (other than NMS securities) are valued at the exchange mean price. Foreign equity securities (securities principally traded in markets other than U.S. markets) are valued at the official closing price on the primary exchange or, for markets that either do not offer an official closing price or where the official closing price may not be representative of the overall market, the last quoted sale price.

Fixed income securities purchased with a remaining maturity of 60 days or less are valued at amortized cost, provided that the amortized cost value is approximately the same as the fair value of the security valued without the use of amortized cost. Investments in other open-end regulated investment companies are valued at their end of day net asset value per share.

The Funds’ portfolio investments are generally valued based on independent market quotations or prices or, if none, “evaluative” or other market based valuations provided by third-party pricing services approved by the Board of Trustees of the Trust (the “Board”). Under certain circumstances, the value of certain Fund portfolio investments (including derivatives) may be based on an evaluation of fair value, pursuant to procedures established by and under the general supervision of the Board. The Valuation Committee, which is comprised of the Independent Trustees of the Board, and the Pricing Committee, which is comprised of representatives from AMG Fund LLC (the “Investment Manager”) are the committees appointed by the Board to make fair value determinations. Each Fund may use the fair value of a portfolio investment to calculate its net asset value (“NAV”) in the event that the market quotation, price or market based valuation for the portfolio investment is not readily available or otherwise not determinable pursuant to the Board’s valuation procedures, if the Investment Manager or the Pricing Committee believes the quotation, price or market based valuation to be unreliable, or in certain other circumstances. When determining the fair value of an investment, the Pricing Committee and, if required under the Trust’s securities valuation procedures, the Valuation Committee, seeks to determine the price that the Fund might reasonably expect to receive from current sale of that portfolio investment in an arms-length transaction. Fair value determinations shall be based upon consideration of all available facts and information, including, but not limited to (i) attributes specific to the investment; (ii) fundamental and analytical data relating to the investment; and (iii) the value of other comparable securities or relevant financial instruments, including derivative securities, traded on other markets or among dealers.

The values assigned to fair value portfolio investments are based on available information and do not necessarily represent amounts that might ultimately be realized in the future, since such amounts depend on future developments inherent in long term investments. Because of the inherent uncertainty of valuation, those estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material. The Board will be presented with a quarterly report showing as of the most recent quarter end, all outstanding securities fair valued by the Fund, including a comparison with the prior quarter end and the percentage of the Fund that the security represents at each quarter end.

With respect to foreign equity securities and certain foreign fixed income securities, the Board has adopted a policy that securities held in a Fund that can be fair valued by the applicable fair value pricing service are fair valued on each business day provided that each individual price exceeds a pre-established confidence level.

FAIR VALUE MEASUREMENTS

Generally Accepted Accounting Principles (“U.S. GAAP”) defines fair value as the price that a fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. U.S. GAAP also establishes a framework for measuring fair value, and a three level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the Funds. Unobservable inputs reflect the Funds’ own assumptions about the assumptions that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances. Each investment is assigned a level based upon the observability of the inputs which are significant to the overall valuation.

The three-tier hierarchy of inputs is summarized below:

Level 1 – inputs are quoted prices in active markets for identical investments (e.g., equity securities, open-end investment companies)

Level 2 – other observable inputs (including, but not limited to: quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs) (e.g., debt securities, government securities, foreign currency exchange contracts, foreign securities utilizing international fair value pricing, broker-quoted securities, fair valued securities with observable inputs)

Level 3 – inputs are significant unobservable inputs (including the Fund’s own assumptions used to determine the fair value of investments) (e.g., fair valued securities with unobservable inputs)

Changes in inputs or methodologies used for valuing investments may result in a transfer in or out of levels within the fair value hierarchy. The inputs or methodologies used for valuing investments may not necessarily be an indication of the risk associated with investing in those investments. Transfers between different levels of the fair value disclosure hierarchy are deemed to have occurred as of the beginning of the reporting period.

Item 2.	Controls and Procedures.

(a)	The registrant’s principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3 (c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15 (b)).

(b)	There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.

Certifications of principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940 are attached as Exhibit 99.CERT

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

AMG FUNDS III

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: October 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jeffrey T. Cerutti
Jeffrey T. Cerutti, Principal Executive Officer

Date: October 27, 2017

By:	/s/ Thomas Disbrow
Thomas Disbrow, Principal Financial Officer

Date: October 27, 2017